Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 20,967,989	R$ 18,563,230	R$ 9,738,021
Variation in the amounts used to calculate hedge ineffectiveness	34,603	17,252	(18,758)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	450,853	395,594	310,069
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	(34,603)	(17,281)	19,474
Notional value	446,442	414,043	440,022
Variation in the amounts used to calculate hedge ineffectiveness	41,235	18,480	(18,758)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional value	20,082,782	17,887,369	9,297,999
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional value	438,765	261,818	0
Foreign exchange risk | Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	450,853	395,594	310,069
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	(34,603)	(17,281)	19,474
Notional value	446,442	414,043	440,022
Variation in the amounts used to calculate hedge ineffectiveness	41,235	18,480	R$ (18,758)
Foreign exchange risk | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	450,853	395,594
Liabilities	239,472	319,715
Notional value	670,007	697,227
Variation in the amounts used to calculate hedge ineffectiveness	26,171	(23,903)
Hedge ineffectiveness recognized in income	1,449	(2,825)
Interest rate and foreign exchange risk | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Assets	0	3,589,909
Liabilities	20,135,697	14,538,258
Notional value	20,082,782	17,887,369
Variation in value recognized in income	(684,961)	887,138
Variation in the amounts used to calculate hedge ineffectiveness	659,971	(932,486)
Interest rate and foreign exchange risk | Fair value hedge | Structured notes
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	16,593,439	10,648,559
Notional value	16,702,984	10,663,672
Variation in value recognized in income	(816,142)	726,798
Variation in the amounts used to calculate hedge ineffectiveness	849,160	(734,656)
Interest rate and foreign exchange risk | Fair value hedge | Issued bonds
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	3,542,258	3,889,699
Notional value	3,379,798	3,646,613
Variation in value recognized in income	131,181	323,881
Variation in the amounts used to calculate hedge ineffectiveness	(189,189)	(362,994)
Interest rate and foreign exchange risk | Fair value hedge | Fixed income bonds
Disclosure of detailed information about hedged items [line items]
Assets		3,589,909
Liabilities		0
Notional value		3,577,084
Variation in value recognized in income		(163,541)
Variation in the amounts used to calculate hedge ineffectiveness		165,164
Market price risk | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	414,315	262,756
Variation in value recognized in Other comprehensive income	(59,517)	346,900
Notional value	438,765	261,818
Variation in the amounts used to calculate hedge ineffectiveness	70,906	(348,248)
Market price risk | Cash flow hedges | Long term incentive plan taxes [Member]
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	414,315	262,756
Variation in value recognized in Other comprehensive income	(59,517)	346,900
Notional value	438,765	261,818
Variation in the amounts used to calculate hedge ineffectiveness	70,906	(348,248)
Market price risk | Cash flow hedges | Swap contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	414,315	262,756
Notional value	438,765	261,818
Variation in the amounts used to calculate hedge ineffectiveness	70,906	(348,248)
Hedge ineffectiveness recognized in income	11,389	(1,348)
Interest rate risk | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	0	3,589,909
Liabilities	19,896,226	14,218,543
Notional value	19,859,217	17,604,185
Variation in the amounts used to calculate hedge ineffectiveness	675,035	(890,103)
Hedge ineffectiveness recognized in income	R$ (19,807)	R$ (41,295)